SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reported income tax expense	$ 23,494	$ 25,867
People's Republic of China [Member]
PRC statutory tax rate	25.00%	25.00%
Computed expected benefits	$ 25,373	$ (891,076)
Temporary differences	(350)	(50,911)
Permanent difference	(106,866)	56,227
Change in valuation allowance	105,337	911,627
Reported income tax expense	$ 23,494	$ 25,867